BRUCE FUND, INC.
REPORT TO SHAREHOLDERS
_______________
Six Months Ended
December 31, 1998



January 13, 1999


Management Discussion and Analysis
-----------------------------------------------
	The Bruce Fund shares produced a total return of -
5.9% in the six months ended
December 31, 1998, compared to a total return of 8.5% for the S&P 500 Index for the same period.
	Interest rates declined slightly in the period resulting in a small gain overall for the bonds in the portfolio. The common stocks in the portfolio were uniformily weak during the period and were responsible for the decline. The strength in the stock market averages was concentrated and generally favored larger capitalization issues. Small capitalization stocks similar to ours performed poorly in both relative and absolute terms.
	The percentage of Fund assets in common stocks again declined in the period. We continue to believe the most prudent investment opportunity is in U.S. Treasury Securities and thus a majority of the Fund rests there.
	Shareholders are invited to use (800)347-8607 to obtain any Fund information.
							Sincerely,
							Robert B. Bruce

	BRUCE FUND, INC.
	BALANCE SHEET
	DECEMBER 31, 1998
	(Unaudited)
ASSETS
	Investments, at Market Value, (Cost $2,203,602)
	$2,844,188
	Cash		 161,291
	Dividends Receivable	 593
	Interest Receivable	 1,019
		TOTAL ASSETS	$3,007,091
LIABILITIES
	Dividends Payable	$ 2,045
	Accrued Expenses	 16,654
		TOTAL LIABILITIES	$ 18,699
CAPITAL
	Capital Stock (20,280 Shares of $1 Par Value
	 Capital Stock Issued and Outstanding; 200,000
	 Shares Authorized)	$ 20,280
	Paid-in Surplus	2,105,951
	Accumulated Undistributed Net Investment Income
	81,658
	Accumulated Net Realized Gains
	 on Investments	139,918
	Net Unrealized Appreciation on Investments
	640,585
		TOTAL CAPITAL (NET ASSETS)	$2,988,392
		 TOTAL LIABILITIES AND CAPITAL	$3,007,091
NET ASSET VALUE (Capital) Per Share	$ 147.35
The accompanying notes to financial statements are an
integral part of this statement.
	BRUCE FUND, INC.
	STATEMENT OF OPERATIONS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
	(Unaudited)
INVESTMENT INCOME
	Dividends	$ 1,186
	Interest	 61,799
				$ 62,985
EXPENSES
	Management Fees	$ 15,666
	Custodian/Security Transaction	 368
	Directors	102
	Transfer Agent Fees	736
	Legal Fees	 276
	Audit and Accounting Fees	5,888
	Insurance	478
	Printing	368
				$ 23,882
		NET INVESTMENT INCOME		$ 39,103
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net Realized Gains on Investments		394,069
Net Change in Unrealized Appreciation on Investments
	 (621,802)
		NET LOSS ON INVESTMENTS		$227,773
NET CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS		($188,630)
The accompanying notes to financial statements are an integral part of these statements.
	BRUCE FUND, INC.
	STATEMENT OF CHANGES IN NET ASSETS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
	(Unaudited)

OPERATIONS
	Net Investment Income	$ 39,103
	Net Realized Gain on Investments	394,069
	Net Change in Unrealized Appreciation on Investments
	(621,802)
	Net Decrease in Net Assets Resulting from Operation
	 $ 188,630
DISTRIBUTION TO SHAREHOLDERS
	Distributions from Net Investment Income	$ (79,767)
	Distributions from Long Term Capital Gains

(239,302)
	Total Distributions

(319,069)
CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued	$ 15,030
	Increase from Shares Issued in Reinvested
Distributions	316,024
	Cost of Shares Redeemed	(85,839)
	Increase in Net Assets Resulting from Capital
	 Stock Transactions	$245,215
TOTAL DECREASE	$(262,484)
NET ASSETS
	Beginning of Fiscal Year	$3,250,876
	At December 31, 1998	$2,988,392


The accompanying notes to financial statements are in integral part of these statements.
	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	December 31, 1998


NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
	The financial statements of Bruce Fund, Inc. (the
"Fund") have been prepared in
conformity with generally accepted accounting principles
and reporting practices
prescribed for the mutual fund industry.
	A description of the significant accounting policies
follows:
	1.	Portfolio valuation: Market value of
investments is based on the last sales
price reported on the last trading day of the Fund's fiscal year. If there were no reported sales on that day, the investments are valued using the
mean of the closing bid and asked
quotations obtained from published sources. Unlisted securities for which quotations are available are valued at the closing bid price.
	2.	Securities transactions and investment income:
Securities transactions are
recorded on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date, interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identified cost basis for both book and tax purposes. At December 31, 1998, the cost of investments held was
$2,203,602 for both financial reporting and federal income tax purposes. On a tax basis at December 31, 1998, gross unrealized appreciation on investments was $746,482 and gross unrealized depreciation on investments was $(105,897).
NOTE B - CAPITAL STOCK:

	During the six months ended December 31, 1998 there
were 502 shares redeemed;
90 shares were issued and 2,144 shares were issued through
dividend reinvestment.
NOTE C - PURCHASES AND SALES OF SECURITIES:
	During the six months ended December 31, 1998,
purchases and sales of securities
with original maturities of greater than one year were
$986,554 and $1,147,611,
respectively.
NOTE D - RELATED PARTIES
	Bruce and Company, an Illinois corporation, is the
investment advisor of the Fund
and furnishes investment advice, provides office space and
facilities, pays the
compensation of all officers and employees of the Fund, and
pays the cost of all
prospectuses (other than those mailed to current shareholders). Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:
	 Annual Percentage Fee 		Applied to Net
Average Assets of
Fund
			 1.0%
Up to $20,000,000; plus
		 0.6%
$20,000,000 to $100,000,000;
plus
		 0.5%
over $100,000,000.
	As of December 31, 1998, Robert B. Bruce owned 7,817 shares, R. Jeffrey Bruce owned 983 shares, and James S. Van Pelt, Jr., owned 58 shares of the Fund. Robert B.
Bruce is a director of the Fund; both Robert B. Bruce and
R. Jeffrey Bruce are officers of
the Fund and are officers, directors and owners of the investment advisor, Bruce &
Company. James S. Van Pelt, Jr., is a director of the
Fund.
NOTE E - TAXES:
	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.
NOTE F - DIVIDEND DISTRIBUTION:
	During December 1998, the Fund announced a dividend from net investment income of $4.40 per share, aggregating $79,767 and a long term capital gain distribution of $13.20 per share aggregating $239,302. These distributions were payable December
31, 1998, to shareholders of record on December 30, 1998.


	BRUCE FUND, INC.
	SCHEDULE OF INVESTMENTS
	December 31, 1998
	(Unaudited)

Common Stocks (19.55%)
No. of
	Market
Shares		Issue	 Cost
	Value
	Property-Casualty Insurance (5.08%)
	4,562	RLI Corp.	 42,335
	151,686
	Cosmetics (0.19%)
	482,000	*Chantal Pharm.	 59,194

5.784
	Medical Services (8.56%)
	23,137	*InSight Health		 73,762
	112,793
	16,100	*Atrix Labs.		 128,213
		142,888
	Energy Services (4.55%)
	37,500	*Team, Inc.		 105,895
	135,937
	Utilities (1.17%)
	2,600	*Unisource Energy 	 47,480
35,100
	Communications
	Total Common
		Stocks		 $456,879
$584,188

Bonds (75.62%)


	 Market
Principal			Cost
Value
	 U.S. Government (75.62%)
$4,000,000 	U.S. Treasury
		"STRIPS", Bond
		Principal, due
	5-15-2018 	$ 811,617 	$1,365,000

$4,000,000 	U.S. Treasury
		"STRIPS", Bond
		Principal, due
	11-15-2026 	$ 935,106 	$895,000
Total Bonds		 	$1,746,723
$2,260,000
Total Investments (95.17%) $2,203,603
$2,844,188
Cash and Other Assets, Less
Liabilities (4.83%)
$144,204
TOTAL NET ASSETS (100%)
$2,988,392

The accompanying notes to financial statements are an integral part of this schedule.
*Non-cash income producing.






	BRUCE FUND, INC.






	REPORT TO SHAREHOLDERS
	_______________________
	Six Months Ended
	December 31, 1998




BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312)236-9160